Senior Unsecured Bond - Summary of Senior Unsecured Bond and Total Deferred Financing Costs (Details) - 2020 Senior Unsecured Bonds [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Bond cost	$ 100,000	$ 100,000
Less deferred financing costs	(860)	(1,057)
Total	$ 99,140	$ 98,943